Property plant and equipment (Details)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2019 ARS ($)
Statement [Line Items]
Net book amount at beginning of period	$ 65,783,000,000		$ 147,675,000,000		$ 52,073,000,000,000,000
Balance at beginning of period		$ 65,783,000,000		$ 147,675,000,000
Additions	4,022,000,000		5,540,000,000
Disposals	(1,767,000,000)		(1,383,000,000)
Deconsolidation			(78,694,000,000)
Currency translation adjustment	(9,858,000,000)		(7,074,000,000)
Transfers	4,713,000,000		6,601,000,000
Depreciation charge	(2,284,000,000)		(6,882,000,000)
Transfer to assets held for sale	(1,177,000,000)
Net book amount at end of period	59,432,000,000		65,783,000,000
Balance at end of period		59,432,000,000		0
Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	309,420,000,000		384,430,000,000
Net book amount at end of period	76,267,000,000		309,420,000,000
Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(243,637,000,000)		(236,755,000,000)
Net book amount at end of period	(16,835,000,000)		(243,637,000,000)
Others [Member]
Statement [Line Items]
Net book amount at beginning of period	1,165,000,000		16,634,000,000
Balance at beginning of period		1,165,000,000		16,634,000,000
Additions	444,000,000		1,546,000,000
Deconsolidation			(13,914,000,000)
Currency translation adjustment	(214,000,000)		(1,118,000,000)
Transfers	0		25,000,000
Depreciation charge	(167,000,000)		(1,828,000,000)
Transfer to assets held for sale	0
Net book amount at end of period	1,204,000,000		1,165,000,000
Balance at end of period		1,204,000,000
Disposals	24,000,000		180,000,000
Others [Member] | Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	24,995,000,000		38,636,000,000
Net book amount at end of period	2,601,000,000		24,995,000,000
Others [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(23,830,000,000)		(22,002,000,000)
Net book amount at end of period	(1,397,000,000)		(23,830,000,000)
Communication Networks [Member]
Statement [Line Items]
Net book amount at beginning of period		0		52,004,000,000
Balance at beginning of period		0		52,004,000,000
Additions	0		952,000,000
Deconsolidation			(46,443,000,000)
Currency translation adjustment	0		(3,747,000,000)
Transfers	0		0
Depreciation charge	0		(2,676,000,000)
Transfer to assets held for sale	0
Net book amount at end of period	0			0
Balance at end of period	0
Disposals	0		90,000,000
Buildings And Facilities [Member]
Statement [Line Items]
Net book amount at beginning of period	11,205,000,000		15,864,000,000
Balance at beginning of period		11,205,000,000		15,864,000,000
Additions	692,000,000		461,000,000
Deconsolidation			(7,027,000,000)
Currency translation adjustment	(162,000,000)		(512,000,000)
Transfers	(1,498,000,000)		3,298,000,000
Depreciation charge	(634,000,000)		(735,000,000)
Transfer to assets held for sale	0
Net book amount at end of period	12,577,000,000		11,205,000,000
Balance at end of period		12,577,000,000
Disposals	22,000,000		144,000,000
Buildings And Facilities [Member] | Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	31,096,000,000		35,020,000,000
Net book amount at end of period	17,168,000,000		31,096,000,000
Buildings And Facilities [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(19,891,000,000)		(19,156,000,000)
Net book amount at end of period	(4,591,000,000)		(19,891,000,000)
Communication Networks [Member] | Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	185,799,000,000		235,127,000,000
Net book amount at end of period	0		185,799,000,000
Communication Networks [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(185,799,000,000)		(183,123,000,000)
Net book amount at end of period	0		(185,799,000,000)
Owner Occupied Farmland [Member]
Statement [Line Items]
Net book amount at beginning of period	50,684,000,000		58,450,000,000
Balance at beginning of period		50,684,000,000		58,450,000,000
Additions	2,113,000,000		2,188,000,000
Deconsolidation			(10,006,000,000)
Currency translation adjustment	(8,961,000,000)		(1,589,000,000)
Transfers	3,202,000,000		3,276,000,000
Depreciation charge	(576,000,000)		(677,000,000)
Transfer to assets held for sale	(1,177,000,000)
Net book amount at end of period	43,571,000,000		50,684,000,000
Balance at end of period		43,571,000,000
Disposals	1,714,000,000		958,000,000
Owner Occupied Farmland [Member] | Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	57,115,000,000		64,204,000,000
Net book amount at end of period	47,875,000,000		57,115,000,000
Owner Occupied Farmland [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(6,431,000,000)		(5,754,000,000)
Net book amount at end of period	(4,304,000,000)		(6,431,000,000)
Bearer Plants [Member]
Statement [Line Items]
Net book amount at beginning of period	2,243,000,000		2,780,000,000
Balance at beginning of period		2,243,000,000		2,780,000,000
Additions	617,000,000		234,000,000
Deconsolidation			0
Currency translation adjustment	(521,000,000)		0
Transfers	(6,000,000)		0
Depreciation charge	(719,000,000)		(771,000,000)
Transfer to assets held for sale	0
Net book amount at end of period	1,609,000,000		2,243,000,000
Balance at end of period		1,609,000,000
Disposals	5,000,000		0
Bearer Plants [Member] | Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	5,285,000,000		5,051,000,000
Net book amount at end of period	3,768,000,000		5,285,000,000
Bearer Plants [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(3,042,000,000)		(2,271,000,000)
Net book amount at end of period	(2,159,000,000)		(3,042,000,000)
Machinery And Equipment [Member]
Statement [Line Items]
Net book amount at beginning of period	486,000,000		1,943,000,000
Balance at beginning of period		486,000,000		$ 1,943,000,000
Additions	156,000,000		159,000,000
Deconsolidation			(1,304,000,000)
Currency translation adjustment	0		(108,000,000)
Transfers	19,000,000		2,000,000
Depreciation charge	(188,000,000)		(195,000,000)
Transfer to assets held for sale	0
Net book amount at end of period	471,000,000		486,000,000
Balance at end of period		$ 471,000,000
Disposals	2,000,000		11,000,000
Machinery And Equipment [Member] | Costs [Member]
Statement [Line Items]
Net book amount at beginning of period	5,130,000,000		6,392,000,000
Net book amount at end of period	4,855,000,000		5,130,000,000
Machinery And Equipment [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Net book amount at beginning of period	(4,644,000,000)		(4,449,000,000)
Net book amount at end of period	$ (4,384,000,000)		$ (4,644,000,000)